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TYPE						13F-HR
PERIOD					9/30/06
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	September 30, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA 19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Leigh Lament
Title:	Chief Compliance Officer
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Leigh Lament	Phildelphia, Pennsylvania	October 09, 2006

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		51
Form 13F Information Table Value Total:		800043
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101    23428 771668.00SH       SOLE                771668.00
Agilent Technologies Inc       COM              00846U101     3757 119050.00SH       SOLE                119050.00
Air Products & Chemicals Inc   COM              009158106    20191 315875.00SH       SOLE                315875.00
Amgen Inc                      COM              031162100     2635 40400.00 SH       SOLE                 40400.00
Apple Computer                 COM              037833100    14216 248233.00SH       SOLE                248233.00
Autodesk Inc                   COM              052769106    22114 641723.00SH       SOLE                641723.00
Bank of America Corp           COM              060505104    21133 439347.00SH       SOLE                439347.00
Bard (C.R.) Inc                COM              067383109    24308 331801.00SH       SOLE                331801.00
Best Buy Company Inc.          COM              086516101    19501 355600.00SH       SOLE                355600.00
CVS Corp                       COM              126650100     5947 193700.00SH       SOLE                193700.00
Celgene Corporation            COM              151020104    21078 444400.00SH       SOLE                444400.00
Cisco Systems Inc              COM              17275R102     1965 100600.00SH       SOLE                100600.00
Clorox Company                 COM              189054109    24433 400740.00SH       SOLE                400740.00
Coach Inc                      COM              189754104     3758 125700.00SH       SOLE                125700.00
Costco Wholesale Corp.         COM              22160K105    21937 383984.00SH       SOLE                383984.00
Duke Energy Corp               COM              26441C105    17096 582078.00SH       SOLE                582078.00
Emerson Electric Co            COM              291011104    24773 295588.00SH       SOLE                295588.00
Endo Pharmaceuticals Hldgs Inc COM              29264F205    19598 594250.00SH       SOLE                594250.00
Fedex Corp                     COM              31428x106     4078 34900.00 SH       SOLE                 34900.00
Genzyme Corp - Genl Division   COM              372917104    23461 384299.00SH       SOLE                384299.00
Gilead Sciences Inc            COM              375558103     4493 75950.00 SH       SOLE                 75950.00
Google Inc - Class A           COM              38259P508      566  1350.00 SH       SOLE                  1350.00
Harrah's Entertainment Inc.    COM              413619107    24462 343660.00SH       SOLE                343660.00
Hartford Financial Services    COM              416515104    20119 237808.00SH       SOLE                237808.00
Honeywell International        COM              438516106    20017 496698.00SH       SOLE                496698.00
ITT Corp                       COM              450911102    21862 441650.00SH       SOLE                441650.00
J.P. Morgan Chase & Company    COM              46625H100    19955 475125.00SH       SOLE                475125.00
Juniper Networks Inc           COM              48203R104     1424 89050.00 SH       SOLE                 89050.00
Lehman Brothers Holdings Inc   COM              524908100     3573 54850.00 SH       SOLE                 54850.00
Lincoln National Corp          COM              534187109    18074 320240.00SH       SOLE                320240.00
Marathon Oil Corp.             COM              565849106    20400 244897.00SH       SOLE                244897.00
Microchip Technology Inc       COM              595017104    21966 654717.00SH       SOLE                654717.00
News Corporation - CL A        COM              65248E104    18840 982250.00SH       SOLE                982250.00
Pepsico Inc                    COM              713448108    22905 381500.00SH       SOLE                381500.00
Procter & Gamble               COM              742718109    27600 496395.00SH       SOLE                496395.00
Qualcomm Inc.                  COM              747525103    22564 563116.00SH       SOLE                563116.00
Rockwell Automation Inc        COM              773903109    23939 332440.00SH       SOLE                332440.00
St Jude Medical Inc            COM              790849103    14072 434044.00SH       SOLE                434044.00
Starbucks Corp                 COM              855244109     4359 115450.00SH       SOLE                115450.00
T Rowe Price Group Inc         COM              74144T108    21479 568074.00SH       SOLE                568074.00
Tidewater Inc                  COM              886423102    13791 280314.00SH       SOLE                280314.00
Transocean                     COM              G90078109    14781 184025.00SH       SOLE                184025.00
U S Bancorp                    COM              902973304    19727 638832.00SH       SOLE                638832.00
Vulcan Materials Co            COM              929160109     4935 63275.00 SH       SOLE                 63275.00
Weatherford International LTD  COM              G95089101     3079 62050.00 SH       SOLE                 62050.00
Wyeth                          COM              983024100    24041 541332.00SH       SOLE                541332.00
REPORT SUMMARY		       51 DATA RECORDS		     800043
     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED